Commitments and Contingencies - Summary of Minimum Payments Required for the Lease of Premises (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum payments required for the lease of premises	$ 486,976
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum payments required for the lease of premises	237,299
One to three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum payments required for the lease of premises	$ 249,677